Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Accounts Receivable for Services

Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2017	December 31, 2016
Accounts receivable for Centuri services	$12,987	$10,585

Schedule of Revenues by Geographic Area

The following table presents the amount of revenues for both segments by geographic area (thousands of dollars):

	December 31, 2017	December 31, 2016	December 31, 2015
Revenues (a)
United States	$2,345,134	$2,256,600	$2,289,133
Canada	203,658	203,890	174,492

Total	$2,548,792	$2,460,490	$2,463,625

(a)	Revenues are attributed to countries based on the location of customers.

Schedule of Segment Reporting Information

The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2017 is as follows (thousands of dollars):

2017	Gas Operations	Construction Services	Other	Total
Revenues from unaffiliated customers	$1,302,308	$1,149,325	$—	$2,451,633
Intersegment sales	—	97,159	—	97,159

Total	$1,302,308	$1,246,484	$—	$2,548,792

Interest revenue	$2,784	$3	$—	$2,787

Interest expense	$69,733	$7,986	$345	$78,064

Depreciation and amortization	$201,922	$49,029	$—	$250,951

Income tax expense	$63,135	$2,390	$(437)	$65,088

Segment net income	$156,818	$38,360	$(1,337)	$193,841

Segment assets	$5,482,669	$752,496	$1,901	$6,237,066

Capital expenditures	$560,448	$63,201	$—	$623,649

2016	Gas Operations	Construction Services	Other	Total
Revenues from unaffiliated customers	$1,321,412	$1,040,957	$—	$2,362,369
Intersegment sales	—	98,121	—	98,121

Total	$1,321,412	$1,139,078	$—	$2,460,490

Interest revenue	$1,848	$1	$—	$1,849

Interest expense	$66,997	$6,663	$—	$73,660

Depreciation and amortization	$233,463	$55,669	$—	$289,132

Income tax expense	$58,584	$19,884	$—	$78,468

Segment net income	$119,423	$32,618	$—	$152,041

Segment assets	$5,001,756	$579,370	$—	$5,581,126

Capital expenditures	$457,120	$72,411	$—	$529,531

2015	Gas Operations	Construction Services	Other	Total
Revenues from unaffiliated customers	$1,454,639	$904,870	$—	$2,359,509
Intersegment sales	—	104,116	—	104,116

Total	$1,454,639	$1,008,986	$—	$2,463,625

Interest revenue	$1,754	$419	$—	$2,173

Interest expense	$64,095	$7,784	$—	$71,879

Depreciation and amortization	$213,455	$56,656	$—	$270,111

Income tax expense	$61,355	$18,547	$—	$79,902

Segment net income	$111,625	$26,692	$—	$138,317

Segment assets	$4,822,845	$535,840	$—	$5,358,685

Capital expenditures	$438,289	$49,711	$—	$488,000